UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

May 31, 2007

 unaudited

Bonds & notes — 94.33%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 53.80%
Fannie Mae 8.50% 2008	$1	$1
Fannie Mae 7.00% 2009	20	20
Fannie Mae 7.00% 2009	16	16
Fannie Mae 9.00% 2009	11	11
Fannie Mae 7.00% 2010	209	211
Fannie Mae 8.50% 2010	16	16
Fannie Mae 7.00% 2011	21	21
Fannie Mae 9.50% 2011	15	15
Fannie Mae 8.50% 2013	4	4
Fannie Mae 8.50% 2014	3	3
Fannie Mae 7.00% 2017	192	197
Fannie Mae 10.50% 2018	1,588	1,795
Fannie Mae 12.00% 2019	589	664
Fannie Mae 4.50% 2020	10,898	10,440
Fannie Mae 5.00% 2020	29,554	28,889
Fannie Mae 6.00% 2021	619	626
Fannie Mae 6.00% 2021	455	460
Fannie Mae 6.00% 2021	445	449
Fannie Mae 9.50% 2022	51	56
Fannie Mae 6.00% 2024	41,842	42,001
Fannie Mae 11.038% 2025[2]	4,161	4,715
Fannie Mae 6.00% 2026	2,805	2,816
Fannie Mae 9.50% 2026	300	335
Fannie Mae 6.00% 2027	22,752	22,839
Fannie Mae 8.50% 2027	28	30
Fannie Mae 7.50% 2029	384	403
Fannie Mae 7.50% 2030	43	45
Fannie Mae 7.50% 2030	27	28
Fannie Mae 7.50% 2031	265	278
Fannie Mae 7.50% 2031	94	99
Fannie Mae 7.50% 2031	92	96
Fannie Mae 7.50% 2031	50	52
Fannie Mae 8.00% 2031	3,545	3,738
Fannie Mae 4.387% 2033[2]	3,775	3,747
Fannie Mae 5.50% 2033	15,641	15,315
Fannie Mae 4.472% 2035[2]	4,457	4,382
Fannie Mae 4.50% 2035	36,573	33,779
Fannie Mae 4.50% 2035[2]	2,636	2,591
Fannie Mae 4.559% 2035[2]	4,083	4,014
Fannie Mae 5.50% 2035	10,605	10,371
Fannie Mae 5.50% 2035	5,680	5,560
Fannie Mae 6.50% 2035	56,134	57,667
Fannie Mae 5.432% 2036[2]	7,769	7,739
Fannie Mae 5.50% 2036	11,925	11,645
Fannie Mae 5.50% 2036	372	363
Fannie Mae 5.577% 2036[2]	9,740	9,726
Fannie Mae 6.00% 2036	5,789	5,782
Fannie Mae 6.00% 2036	812	811
Fannie Mae 6.00% 2036	392	392
Fannie Mae 6.50% 2036	38,307	39,401
Fannie Mae 5.50% 2037	10,955	10,693
Fannie Mae 5.50% 2037	10,285	10,039
Fannie Mae 5.897% 2037[2]	5,748	5,770
Fannie Mae 5.916% 2037[2]	8,031	8,067
Fannie Mae 6.00% 2037	29,500	29,461
Fannie Mae 6.00% 2037	5,750	5,738
Fannie Mae 6.00% 2037	2,999	3,003
Fannie Mae 6.00% 2037	1,779	1,777
Fannie Mae 6.50% 2037	7,122	7,199
Fannie Mae 7.00% 2037	2,925	2,994
Fannie Mae 7.50% 2037	1,547	1,593
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	531	534
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	26,611
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	4,960	4,896
Fannie Mae, Series 2003-35, Class FY, 5.72% 2018[2]	1,984	2,000
Fannie Mae, Series 35, Class 2, 12.00% 2018	23	26
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	6,777	6,552
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	262	273
Fannie Mae, Series 2001-4, Class NA, 11.892% 2025[2]	3,727	4,113
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	6,750	6,771
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	860	887
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	3,187	3,304
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,564	1,608
Fannie Mae, Series 2001-20, Class E, 9.614% 2031[2]	109	118
Fannie Mae, Series 2001-20, Class C, 12.08% 2031[2]	508	560
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	9,579
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	11,953	11,495
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,570
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	7,339	5,495
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	5,600	4,051
Fannie Mae, Series 2006-65, Class PF, 5.60% 2036[2]	8,071	8,109
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,335	1,349
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,945	7,798
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,985	4,930
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	35,689	35,836
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,150	1,196
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	847	874
Freddie Mac 8.25% 2007	—	—
Freddie Mac 7.00% 2008	12	12
Freddie Mac 8.75% 2008	5	5
Freddie Mac 8.50% 2009	17	17
Freddie Mac 8.00% 2012	17	17
Freddie Mac 6.00% 2014	224	226
Freddie Mac 4.00% 2015	2,299	2,163
Freddie Mac 6.00% 2017	742	751
Freddie Mac 8.00% 2017	260	271
Freddie Mac 8.50% 2018	4	4
Freddie Mac 8.50% 2020	199	211
Freddie Mac 8.50% 2021	64	68
Freddie Mac 5.00% 2022	4,861	4,738
Freddie Mac 10.00% 2025	1,500	1,676
Freddie Mac 6.00% 2026	15,827	15,894
Freddie Mac 6.00% 2027	29,413	29,538
Freddie Mac 4.648% 2035[2]	11,243	11,032
Freddie Mac 5.00% 2035	12,938	12,324
Freddie Mac 5.00% 2035	6,749	6,426
Freddie Mac 5.50% 2035	3,129	3,057
Freddie Mac 5.50% 2035	3,116	3,044
Freddie Mac 6.00% 2037	91,750	91,686
Freddie Mac 6.00% 2037	6,000	5,991
Freddie Mac 6.027% 2037[2]	12,300	12,328
Freddie Mac 6.414% 2037[2]	4,706	4,745
Freddie Mac 6.499% 2037[2]	5,555	5,612
Freddie Mac, Series 2356, Class GD, 6.00% 2016	6,721	6,784
Freddie Mac, Series 2289, Class NA, 11.956% 2020[2]	2,154	2,367
Freddie Mac, Series 178, Class Z, 9.25% 2021	68	70
Freddie Mac, Series 2289, Class NB, 11.472% 2022[2]	438	485
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,699	1,523
Freddie Mac, Series 1567, Class A, 4.465% 2023[2]	69	65
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,224	2,272
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,273	4,301
Freddie Mac, Series 2458, Class FE, 6.32% 2032[2]	5,310	5,443
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	733	755
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,951	4,940
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,469	7,607
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,508	4,068
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,925	3,494
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,171	2,334
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,553	5,478
Freddie Mac, Series 3156, Class PF, 5.57% 2036[2]	12,433	12,472
Freddie Mac, Series 3233, Class PA, 6.00% 2036	7,654	7,691
Freddie Mac, Series 3272, Class PA, 6.00% 2037	9,896	9,951
Government National Mortgage Assn. 7.50% 2009	22	23
Government National Mortgage Assn. 7.50% 2009	13	13
Government National Mortgage Assn. 9.00% 2009	85	86
Government National Mortgage Assn. 9.50% 2009	22	23
Government National Mortgage Assn. 7.50% 2011	60	61
Government National Mortgage Assn. 7.50% 2011	8	9
Government National Mortgage Assn. 5.50% 2013	101	101
Government National Mortgage Assn. 6.00% 2013	567	575
Government National Mortgage Assn. 6.00% 2014	366	371
Government National Mortgage Assn. 6.00% 2014	217	220
Government National Mortgage Assn. 6.00% 2014	111	112
Government National Mortgage Assn. 6.50% 2014	188	193
Government National Mortgage Assn. 6.50% 2014	182	187
Government National Mortgage Assn. 6.50% 2014	155	159
Government National Mortgage Assn. 6.50% 2014	132	135
Government National Mortgage Assn. 6.50% 2014	131	134
Government National Mortgage Assn. 6.50% 2014	124	127
Government National Mortgage Assn. 6.50% 2014	113	116
Government National Mortgage Assn. 6.50% 2014	98	100
Government National Mortgage Assn. 6.50% 2014	87	89
Government National Mortgage Assn. 6.50% 2014	86	88
Government National Mortgage Assn. 6.50% 2014	14	14
Government National Mortgage Assn. 6.50% 2014	14	14
Government National Mortgage Assn. 5.50% 2016	733	728
Government National Mortgage Assn. 5.50% 2016	462	459
Government National Mortgage Assn. 5.50% 2016	452	449
Government National Mortgage Assn. 5.50% 2016	417	414
Government National Mortgage Assn. 5.50% 2016	386	384
Government National Mortgage Assn. 5.50% 2016	350	347
Government National Mortgage Assn. 5.50% 2016	338	336
Government National Mortgage Assn. 5.50% 2016	314	312
Government National Mortgage Assn. 5.50% 2016	253	252
Government National Mortgage Assn. 5.50% 2016	210	208
Government National Mortgage Assn. 5.50% 2016	190	189
Government National Mortgage Assn. 5.50% 2016	182	181
Government National Mortgage Assn. 5.50% 2016	144	143
Government National Mortgage Assn. 5.50% 2016	120	119
Government National Mortgage Assn. 5.50% 2016	79	78
Government National Mortgage Assn. 6.00% 2016	935	946
Government National Mortgage Assn. 6.50% 2016	444	455
Government National Mortgage Assn. 6.50% 2016	406	417
Government National Mortgage Assn. 9.00% 2016	61	66
Government National Mortgage Assn. 5.50% 2017	4,144	4,120
Government National Mortgage Assn. 5.50% 2017	3,317	3,297
Government National Mortgage Assn. 10.00% 2019	1,156	1,290
Government National Mortgage Assn. 8.50% 2021	63	67
Government National Mortgage Assn. 8.50% 2021	25	27
Government National Mortgage Assn. 10.00% 2021	376	423
Government National Mortgage Assn. 8.50% 2022	21	22
Government National Mortgage Assn. 8.50% 2022	20	21
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 5.50% 2035	21,576	21,181
Government National Mortgage Assn. 6.00% 2035	32	32
Government National Mortgage Assn. 5.50% 2036	23,991	23,544
Government National Mortgage Assn. 6.00% 2036	24,024	24,139
Government National Mortgage Assn. 6.00% 2036	13,458	13,522
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	7,084	6,868
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,535
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,496
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,491
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-4, 4.75% 2018	12,012	11,524
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-5, 5.00% 2018	9,266	8,971
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	9,107	8,818
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	10,948	10,600
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	9,337	9,041
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	2,047	1,982
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.831% 2037[2]	2,960	2,946
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,500	5,297
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,300
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	2,700	2,607
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,825
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,974
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 5-A-1, 7.00% 2037	20,400	20,892
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	2,960
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,806
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,882
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,765
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	8,708	8,354
Chase Mortgage Finance Trust, Series 2004-S1, Class A-1, 5.00% 2019	9,573	9,269
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,335	1,294
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,112
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,072
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,872
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.555% 2039[2]	4,800	4,798
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	8,000	7,671
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[2]	5,000	4,947
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[2]	2,000	1,967
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	10,433	10,045
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,621	2,560
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	11,824	11,448
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	10,750	10,632
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	3,693	3,628
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.90% 2047[2]	5,890	5,875
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	8,362	8,023
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,977	2,829
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	4,412	4,193
MASTR Asset Securitization Trust, Series 2003-5, Class 2-A-1, 5.00% 2018	6,210	6,013
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	5,952	5,763
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	5,765	5,582
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.16% 2036[2]	5,468	5,513
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	5,214	5,045
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[2]	5,000	4,936
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,978	4,731
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 2045[2]	3,000	3,027
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,958
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,957
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,783
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,000	1,980
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,650	1,569
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	1,092	1,077
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	815
Paine Webber CMO, Series O, Class 5, 9.50% 2019	236	255
		1,300,602

U.S. TREASURY BONDS & NOTES — 27.40%
U.S. Treasury 3.00% 2007	16,975	16,830
U.S. Treasury 3.625% 2008[4]	7,027	7,056
U.S. Treasury 4.75% 2008	22,325	22,248
U.S. Treasury 5.625% 2008[5]	8,000	8,040
U.S. Treasury 0.875% 2010[4]	2,086	1,988
U.S. Treasury 3.625% 2010	18,695	18,055
U.S. Treasury 4.00% 2010	58,250	56,944
U.S. Treasury 5.75% 2010	19,435	19,945
U.S. Treasury 6.50% 2010[5]	10,000	10,405
U.S. Treasury 2.375% 2011[4]	16,911	16,805
U.S. Treasury 3.50% 2011[4,5]	3,539	3,662
U.S. Treasury 4.50% 2011[5]	2,275	2,247
U.S. Treasury 4.625% 2011	24,000	23,766
U.S. Treasury 4.875% 2011	31,260	31,279
U.S. Treasury 4.875% 2011	20,500	20,510
U.S. Treasury 4.875% 2012	500	501
U.S. Treasury 3.625% 2013	38,870	36,441
U.S. Treasury 3.875% 2013	37,750	35,957
U.S. Treasury 4.25% 2013	82,250	79,732
U.S. Treasury 12.00% 2013	10,000	10,820
U.S. Treasury 2.00% 2014[4]	7,944	7,688
U.S. Treasury 4.00% 2014	2,085	1,982
U.S. Treasury 4.25% 2014	17,750	17,071
U.S. Treasury 11.25% 2015	8,500	11,936
U.S. Treasury 8.125% 2019	21,100	27,011
U.S. Treasury 8.50% 2020[5]	30,750	40,667
U.S. Treasury 7.875% 2021[5]	15,250	19,439
U.S. Treasury 8.00% 2021[5]	1,500	1,944
U.S. Treasury 7.125% 2023[5]	11,000	13,384
U.S. Treasury 6.50% 2026[5]	8,220	9,633
U.S. Treasury 3.875% 2029[4,5]	3,934	4,819
U.S. Treasury 6.25% 2030[5]	6,585	7,642
U.S. Treasury 5.375% 2031[5]	8,500	8,871
U.S. Treasury 3.375% 2032[4,5]	10,536	12,333
U.S. Treasury 4.50% 2036[5]	52,015	47,919
U.S. Treasury Principal Strip 0% 2019	2,000	1,111
U.S. Treasury Principal Strip 0% 2037[5]	24,750	5,774
		662,455

FEDERAL AGENCY BONDS & NOTES — 9.15%
Freddie Mac 5.25% 2011	83,425	83,703
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	12,866	12,813
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,782	2,793
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,472	1,491
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	5,025	5,166
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	5,711	5,539
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	9,179	8,938
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	6,750	6,676
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,490
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	6,450	6,480
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	6,975	6,842
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	18,093
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,049
Federal Home Loan Bank 3.70% 2007	8,310	8,285
Federal Home Loan Bank 5.16% 2008[2]	13,405	13,405
Fannie Mae 6.00% 2011	5,550	5,713
Fannie Mae 6.125% 2012	13,750	14,301
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[1]	5,644	5,365
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	4,546	4,594
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,401	2,357
		221,093

ASSET-BACKED OBLIGATIONS[1] — 3.98%
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	10,000	10,055
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,000	9,919
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	3,341	3,327
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,3]	5,083	5,078
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	5,000	4,940
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[3]	2,000	1,987
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-13, MBIA insured, 6.03% 2037	3,000	2,992
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	3,000	3,045
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,343
Capital One Auto Finance Trust, Series 2007-A, Class A-3-A, AMBAC insured, 5.25% 2011	5,000	4,991
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	4,845
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	4,776	4,696
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,571
Chase Issuance Trust, Series 2006-8, Class A, 5.38% 2016[2]	4,500	4,507
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	2,000	2,065
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,096
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036	4,000	3,850
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 5.36% 2013[2]	1,670	1,672
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	2,000	1,947
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 5.57% 2013[2]	3,250	3,275
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	3,000	2,995
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,000	2,989
MBNA Credit Card Master Note Trust, Series 2005-9, Class A, 5.36% 2013[2]	2,400	2,403
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	2,000	1,988
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	395	389
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	202
		96,167

Total bonds & notes (cost: $2,313,416,000)		2,280,317

Short-term securities — 8.91%

Federal Home Loan Bank 5.05%–5.16% due 6/1–8/17/2007	96,400	95,953
International Bank for Reconstruction and Development 5.15% due 6/25/2007	42,200	42,049
Federal Farm Credit Banks 5.16% due 6/11/2007	30,000	29,953
Tennessee Valley Authority 5.105% due 7/5/2007	25,000	24,876
U.S. Treasury Bills 4.665% due 6/21/2007	22,700	22,638

Total short-term securities (cost: $215,458,000)		215,469

Total investment securities (cost: $2,528,874,000)		2,495,786
Other assets less liabilities		(78,256)

Net assets		$2,417,530

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
 The total value of all such restricted securities was $63,708,000, which represented 2.64% of the net assets of the fund.
4Index-linked bond whose principal amount moves with a government retail price index.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,345
Gross unrealized depreciation on investment securities	(35,514)
Net unrealized depreciation on investment securities	(33,169)
Cost of investment securities for federal income tax purposes	2,528,955

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-922-0707O-S6931

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 27, 2007